Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

2.Basis of preparation

2.1 Statement of compliance with IFRS

These consolidated financial statements of the Group have been prepared in compliance with the International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Group on April 30, 2026.

2.2 Contents and structure of the Consolidated Financial Statements

The consolidated financial statements include the consolidated statements of profit or loss, consolidated statements of comprehensive loss, consolidated statements of financial position, consolidated statements of cash flows, consolidated statements of changes in equity and the accompanying notes (the “Consolidated Financial Statements”).

The Group has prepared the consolidated statements of financial position presenting separately the current and non-current assets and liabilities. All details needed for accurate and complete disclosure are provided in the Notes to the Consolidated Financial Statements. Consolidated statements of profit or loss items are classified by destination. The consolidated statements of cash flows have been prepared with the indirect method. The Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.

2.3 Going concern

For the year ended December 31, 2025, the Group has incurred operating losses of €231.65 million (2024: €156.52 million) and net losses of €263.35 million (2024: €189.30 million). The Group had net current liabilities of €405.84 million, net liabilities of €281.67 million and an accumulated losses of €975.68 million as of December 31, 2025 (December 31, 2024: net current liabilities of €250.65 million, net liabilities of €32.91 million, accumulated losses of €737.19 million ).

Management closely monitors the Group’s financial performance and liquidity position. Historically, the Group has been able to obtain debt and equity financing as disclosed in these consolidated financial statements. The Group has funded operations primarily with issuances of preferred shares, debt and net proceeds from revenues.

The Consolidated Financial Statements have been prepared on a going concern basis given the Group’s reliance on the financial support of one of the Group’s shareholders, Fosun International Limited. This support will continue to be provided adequately for the Group to meet its obligations as they become due for at least 36 months from December 31, 2025.